Schedule of Fair Value Measurement (Details) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Nov. 30, 2020	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 9,678,803	$ 15,305,996	$ 2,726,563	$ 5,243,278
Restricted cash	360,372	331,528
Accounts and other receivables	10,061,734	8,646,807
Government remittances	1,195,102	1,070,216
Publisher advance	3,055,401	3,197,102
Financial assets	61,138,576	67,462,847
Accounts payable	9,610,276	10,403,665
Accrued liabilities	8,568,864	5,722,470
Players liability account	360,372	331,528
Arbitration reserve	3,728,278	6,468,330
Long-term debt	5,628,059
Promissory notes payable	753,652	821,948
Warrant liability	1,851,311	4,868,703
Convertible debt	8,185,564	9,951,496
Financial liabilities	35,411,284	41,897,303
FVTPL mandatorily measured [member]
IfrsStatementLineItems [Line Items]
Cash
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL	2,629,851	2,629,851
Financial assets	2,629,851	2,629,851
Accounts payable
Accrued liabilities
Players liability account
Arbitration reserve
Long-term debt
Promissory notes payable
Warrant liability	1,851,311	4,868,703
Convertible debt
Financial liabilities	1,851,311	4,868,703
Amortized cost [member]
IfrsStatementLineItems [Line Items]
Cash	9,678,803	15,305,996
Restricted cash	360,372	331,528
Accounts and other receivables	10,061,734	8,646,807
Government remittances	1,195,102	1,070,216
Publisher advance	3,631,052	4,534,218
Investment at FVTPL
Financial assets	24,927,063	29,888,765
Accounts payable	9,610,276	10,403,665
Accrued liabilities	8,568,864	5,722,470
Players liability account	360,372	331,528
Arbitration reserve
Long-term debt	69,507	96,664
Promissory notes payable	753,652	821,948
Warrant liability
Convertible debt
Financial liabilities	19,362,671	17,376,275
FVTPL Designated [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Arbitration reserve	3,728,278	6,468,330
Long-term debt
Promissory notes payable
Warrant liability
Convertible debt	8,185,564	9,951,496
Financial liabilities	$ 11,913,842	$ 16,419,826